Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment
Property, plant and equipment

7 Property, plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2019	5,366	7,096	2,177	14,639
Capital expenditure	8	48	940	996
Transfer of assets into use	403	620	(1,023)	–
Disposals and other movements	(236)	(324)	(11)	(571)
Exchange adjustments	(9)	(57)	3	(63)
At 31 December 2019	5,532	7,383	2,086	15,001
Capital expenditure	10	42	874	926
Transfer of assets into use	137	462	(599)	–
Disposals and other movements	(48)	(615)	(18)	(681)
Exchange adjustments	220	466	135	821
At 31 December 2020	5,851	7,738	2,478	16,067
Additions through business combinations (Note 27)	542	339	254	1,135
Capital expenditure	9	31	1,112	1,152
Transfer of assets into use	236	611	(847)	–
Disposals and other movements	(92)	(469)	(200)	(761)
Exchange adjustments	(169)	(347)	(69)	(585)
At 31 December 2021	6,377	7,903	2,728	17,008
Depreciation and impairment
At 1 January 2019	2,504	4,714	–	7,218
Depreciation charge for the year	209	438	–	647
Impairment (reversal)/charge	(67)	14	–	(53)
Disposals and other movements	(120)	(313)	–	(433)
Exchange adjustments	(21)	(45)	–	(66)
At 31 December 2019	2,505	4,808	–	7,313
Depreciation charge for the year	227	462	–	689
Impairment (reversal)/charge	(1)	2	12	13
Disposals and other movements	(42)	(606)	(12)	(660)
Exchange adjustments	137	324	–	461
At 31 December 2020	2,826	4,990	–	7,816
Depreciation charge for the year	231	493	–	724
Impairment (reversal)/charge	(1)	121	223	343
Disposals and other movements	(74)	(428)	(223)	(725)
Exchange adjustments	(105)	(228)	–	(333)
At 31 December 2021	2,877	4,948	–	7,825
Net book value
At 31 December 2019	3,027	2,575	2,086	7,688
At 31 December 2020	3,025	2,748	2,478	8,251
At 31 December 2021	3,500	2,955	2,728	9,183

Impairment charges in 2021 totalling $343m were recognised for Plant and equipment and Assets in course of construction due to the rationalisation of our manufacturing capacity and footprint across certain production sites as a result of restructuring programmes, including the Post Alexion Acquisition Group Review (see Note 2). These charges have been recognised in Cost of sales. The revised carrying value of the impacted assets is nil, under fair value less costs to sell.

Impairment charges in 2019 were recognised for Land and buildings and Plant and equipment as a result of the announcement of the closure of the Wedel manufacturing site and the cessation of specific operations in Algeria. These charges were recognised in Cost of sales in 2019. Impairment reversals were recognised in 2019 of $23m in relation to the Longmont, Colorado manufacturing site (sold in March 2019) and the Boulder, Colorado manufacturing site of $70m (sold in May 2020). These assets had been fully impaired during 2018.

Included within other movements in 2019 is a transfer of $70m from Land and buildings to Assets held for sale in relation to the Boulder manufacturing site.

	2021	2020	2019
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,985	2,583	2,657
Leaseholds	515	442	370